FINANCE INCOME AND COSTS	12 Months Ended
Dec. 31, 2022
Finance Income And Costs
FINANCE INCOME AND COSTS

5.	FINANCE INCOME AND COSTS

	CNY	CNY	CNY	US$
	Year Ended December 31,
	2020	2021	2022	2022

Finance income
Interest income on loans to related parties/ a third party	6,455	6,780	6,792	985
Interest income on revenue contracts with significant financing component	3,161	2,313	2,104	305
Interest income from service concession arrangement	4,977	7,264	6,620	960
Interest income on structured deposits	660	328	—	—
Interest income on bank deposit	215	250	91	13
Finance income	15,468	16,935	15,607	2,263

Finance costs
Interest expenses on loans	4,028	4,035	3,882	563
Interest expense on lease liabilities	80	150	133	19
Other finance costs*	292	231	(620)	(90)
Less: interest expense capitalized into intangible assets-concession right**	(651)	(57)	—	—
Finance costs	3,749	4,359	3,395	492

*	Finance costs from operations mainly represented bank charges and foreign currency exchange differences. The amounts of bank charges were CNY37, CNY38 and CNY42 (US$6) and the foreign currency exchange losses/(gains) amounted to CNY255, CNY193 and CNY (662) (US$(96)) for the years ended December 31, 2020, 2021 and 2022, respectively.

**	The borrowing costs have been capitalized at a rate of 5.05% per annum during the years ended December 31, 2020 and 2021.